Revenues and other operating income (Details) - EUR (€) € in Thousands		12 Months Ended
	Jul. 04, 2016	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of Revenue and Other Operating Income [Line Items]
Royalties			€ 395	€ 537
License revenues		€ 0	25,000
Grant income		589	725	855
Other operating income		317	670	848
Total revenues and other operating income		906	€ 26,790	€ 2,240
Licensing Agreement with Takeda
Disclosure of Revenue and Other Operating Income [Line Items]
Initial upfront fee	€ 25,000
Second milestone payment	€ 15,000
Expected investment		3,500
Contribution from commitments		1,700
Deferred revenue		€ 1,300
Percentage of work completed		50.00%
Work performed till date		€ 2,600